Other reserves - Others (Details) - CNY (¥)				12 Months Ended		13 Months Ended
	Aug. 17, 2020	Jan. 14, 2020	Dec. 13, 2019	Dec. 31, 2020	Dec. 31, 2019	Aug. 30, 2019
Disclosure of reserves within equity [line items]
Total consideration			¥ 2,007,034,549			¥ 192,082,000
Issuance of ordinary shares			6,549	¥ 2,697,679,000	¥ 192,082,000	257
Share premium			¥ 2,007,028,000			¥ 192,082,000
Over Allotment Option for American Depositary Shares
Disclosure of reserves within equity [line items]
Total consideration		¥ 225,727,710
Issuance of ordinary shares		728
Share premium		¥ 225,727,000
Underwritten Public Offerings of American Depositary Shares
Disclosure of reserves within equity [line items]
Total consideration	¥ 2,471,951,645
Issuance of ordinary shares	4,305
Share premium	¥ 2,471,947,000